Investments Accounted for Using the Equity Method - Schedule of Share of Profit in Subsidiaries and Joint Ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share of Profit in Subsidiaries and Joint Ventures [Line Items]
Share of income in joint ventures	$ (71,872)	$ (114,419)	$ (34,720)
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Share of Profit in Subsidiaries and Joint Ventures [Line Items]
Share of income in joint ventures	(77,757)	(112,524)	(36,633)
Sara ANV S.A. [Member]
Schedule of Share of Profit in Subsidiaries and Joint Ventures [Line Items]
Share of income in joint ventures	(1,820)	(367)
Puntos Colombia S.A.S. [Member]
Schedule of Share of Profit in Subsidiaries and Joint Ventures [Line Items]
Share of income in joint ventures	$ 7,705	$ (1,528)	$ 1,913